Financing Lease (Details Textual)				1 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Feb. 01, 2018 USD ($)	Jun. 14, 2017 USD ($)	Mar. 03, 2017 USD ($)	Mar. 02, 2018 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Oct. 31, 2017 USD ($)	Dec. 31, 2019 USD ($) Payments	Apr. 18, 2018 USD ($)
Financing Lease (Textual)
Debt issuance costs								$ 12,060
Number of payments | Payments								46
Forbearance amount									$ 173,376
Forbearance fee								$ 4,500
Current balance of the term loan								475,000
Lease payable beginning								12,882
Lease payable ending								38,000
Early payout loss								405,674
Loss from the write-off of unamortized debt issuance costs								95,130
Delayed payment								$ 85,322
Master Lease Agreement [Member]
Financing Lease (Textual)
Lease term, description					If any rent is not received by Utica within five (5) calendar days of the due date, the Lessee shall pay a late charge equal to ten (10%) percent of the amount. In addition, in the event that any payment is not processed or is returned on the basis of insufficient funds, upon demand, the Lessee shall pay Utica a charge equal to five percent (5%) of the amount of such payment. The Lessee is also required to pay an annual administration fee of $5,000.			If any rent is not received by Utica within five (5) calendar days of the due date, the Lessee shall pay a late charge equal to ten (10%) percent of the amount. In addition, in the event that any payment is not processed or is returned on the basis of insufficient funds, upon demand, the Lessee shall pay Utica a charge equal to five percent (5%) of the amount of such payment. The Lessee is also required to pay an annual administration fee of $5,000.
Administration fee					$ 5,000			$ 5,000
Leases payable description under lease agreement					(a) $162,000 (five percent (5%) of the total invoice cost (as defined in the master lease agreement)); or (b) the fair market value of the equipment, as determined by Utica. Upon the expiration of the master lease agreement, the Lessee is required to pay, together with all other amounts then due and payable under the master lease agreement, in cash, an end of term buyout price equal to the lesser of: (a) $49,000 (five percent (5%) of the total invoice cost); or (b) the fair market value of the equipment, as determined by Utica.			(a) $162,000 (five percent (5%) of the total invoice cost (as defined in the master lease agreement)); or (b) the fair market value of the equipment, as determined by Utica. Upon the expiration of the master lease agreement, the Lessee is required to pay, together with all other amounts then due and payable under the master lease agreement, in cash, an end of term buyout price equal to the lesser of: (a) $49,000 (five percent (5%) of the total invoice cost); or (b) the fair market value of the equipment, as determined by Utica.
Interest rate, capitalized lease					15.70%			15.50%
Debt issuance costs					$ 22,060			$ 25,055
Amortization of debt issuance costs					$ 6,030	$ 8,100
Capital lease term			46 months
Lease rent monthly			$ 53,000
Number of months			3 months
Increased monthly rent			$ 85,322
Number of months for increased rent			48 months
Lease payable beginning			$ 12,882
Lease payable ending			38,000
Net lien release payment								500,179
Payments of lease agreement								$ 174,784
Lease outstanding			475,000
Master Lease Agreement [Member] | Utica [Member]
Financing Lease (Textual)
Proceeds from capital lease							$ 980,000
Capital lease term							51 months
Lease rent monthly	$ 53,000						$ 25,807
Number of months	3 months
Late payment fee	$ 2,650			$ 5,300
Master Lease Agreement [Member] | First amendment lease documentst [Member]
Financing Lease (Textual)
Administration fee		$ 2,500
Capital lease term		57 months
Number of months		10 months
Number of months for increased rent		47 months
Master Lease Agreement [Member] | Utica Leaseco, LLC [Member] | Equipment [Member]
Financing Lease (Textual)
Proceeds from capital lease			$ 3,240,000